Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends, per share (in dollars per share)	0.86	0.75	0.65